Goodwill and Intangible Assets - Additional Information (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) facility	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Nov. 30, 2018 USD ($)	Oct. 31, 2018 USD ($)	Apr. 30, 2018 USD ($)	Nov. 30, 2016 USD ($)
Disclosure of reconciliation of changes in goodwill [line items]
Impairment charges against goodwill or intangible assets	$ 0	$ 0	$ 0
Term of strategic plan	3 years
Term used to extrapolate cash flow projections	5 years
Growth rate used to extrapolate cash flow projections (percentage)	2.00%
Intangible assets and goodwill	$ 428,000,000.0	449,600,000	482,000,000.0
Goodwill	$ 198,600,000	$ 198,300,000	$ 198,400,000
Length of forecast period	5 years
Number of Facilities | facility	1
Impakt
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 112,800,000			$ 112,600,000
Acquisitions prior to Impakt acquisition
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill					$ 19,500,000
Karel
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill							$ 3,700,000
Atrenne
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill						$ 62,600,000